Leases - Maturity Schedule (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026	$ 30
2027	23
2028	16
2029	13
2030	10
Thereafter	20
Total lease payments	112
Less: Imputed interest	(15)
Present value of lease liabilities	97
Finance Leases
2026	10
2027	7
2028	4
2029	4
2030	1
Thereafter	1
Total lease payments	26
Less: Imputed interest	(2)
Present value of lease liabilities	24
Total
2026	40
2027	29
2028	21
2029	16
2030	11
Thereafter	21
Total lease payments	138
Less: Imputed interest	(17)
Present value of lease liabilities	121	$ 128
Unconditional purchase obligations	$ 64
Lessee, operating lease, lease not yet commenced, term of contract	9 years
Operating Lease, Lease Not yet Commenced
Total
Unconditional purchase obligations	$ 16